Schedule of other receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Other Receivables
Others	$ 89,493	$ 88,208
Impairment	(58,510)	(59,197)
Other receivables – Continuing operations	30,983	29,011
Other receivables – Discontinued operations		4,734
Total	$ 30,983	$ 33,745